Note 14 - Share Capital (Details) - Common Shares Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Common Shares Outstanding [Abstract]
Balance	62,654,284	62,433,000	61,742,000
Shares issued:
Stock options exercised	990,913	163,000	691,000
Stock options settled for shares (Note 16) (in Dollars)	$ 16	$ 58
Balance	63,660,953	62,654,284	62,433,000